Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Non-current Assets

	2018	2017
	RMB million	RMB million
Deposits relating to aircraft held under operating leases	177	217
Deferred pilot recruitment costs	1,536	1,288
Rebate receivables on aircraft acquisitions	55	65
Prepayment for acquisition of property, plant and equipment	854	681
Others	748	676

	3,370	2,927